Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity (Details)	Oct. 31, 2014	Apr. 30, 2014	Oct. 31, 2013	Apr. 30, 2013
Total of Restricted Shares:	17,550,000
Total of Non-Restricted Shares:	12,218,750
Common Stock, shares outstanding	29,768,750	29,768,750	29,218,750	29,218,750